Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 0
2025	773
2026	5,643
2027	17,050
2028	18,666
2029 and thereafter	144,163
Total	$ 186,295